Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Common, Special Common and Common Shares	Capital in Excess of Par Value	Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total TDS Shareholders' Equity	Preferred Shares	Noncontrolling Interests
Beginning balance at Dec. 31, 2010	$ 4,465,738	$ 1,270	$ 2,107,929	$ (738,695)	$ (3,208)	$ 2,450,599	$ 3,817,895	$ 830	$ 647,013
Add (Deduct)
Net income attributable to TDS shareholders	200,566					200,566	200,566
Net income attributable to noncontrolling interests classified as equity	49,505								49,505
Net unrealized gain (loss) on equity investments	138				138		138
Changes related to retirement plan	(5,784)				(5,784)		(5,784)
TDS Common, Special Common and Series A Common Share dividends	(48,620)					(48,620)	(48,620)
TDS Preferred dividend requirement	(50)					(50)	(50)
Repurchase of shares	(21,500)			(21,500)			(21,500)
Dividend reinvestment plan	3,672		1,087	5,260		(2,675)	3,672
Incentive and compensation plans	476		279	4,014		(3,817)	476
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	(41,533)		(572)				(572)		(40,961)
Stock-based compensation awards	16,654		16,654				16,654
Tax windfall (shortfall) from stock awards	(697)		(697)				(697)
Distributions to noncontrolling interests	(16,236)								(16,236)
Impact of Share Consolidation	(17)	56	144,031			(144,104)	(17)
Other	367								367
Ending balance at Dec. 31, 2011	4,602,679	1,326	2,268,711	(750,921)	(8,854)	2,451,899	3,962,161	830	639,688
Add (Deduct)
Net income attributable to TDS shareholders	81,861					81,861	81,861
Net income attributable to noncontrolling interests classified as equity	40,739								40,739
Net unrealized gain (loss) on equity investments	49				49		49
Change in foreign currency translation adjustment	4				4		4
Changes related to retirement plan	669				669		669
TDS Common, Special Common and Series A Common Share dividends	(53,115)					(53,115)	(53,115)
TDS Preferred dividend requirement	(50)					(50)	(50)
Repurchase of Preferred Shares	(22)					(17)	(17)	(5)
Repurchase of shares	(20,026)			(20,026)			(20,026)
Dividend reinvestment plan	6,923	1	1,148	14,123		(8,349)	6,923
Incentive and compensation plans	(742)		444	6,725		(7,911)	(742)
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	(2,352)		12,572				12,572		(14,924)
Stock-based compensation awards	20,030		20,030				20,030
Tax windfall (shortfall) from stock awards	(3,179)		(3,179)				(3,179)
Distributions to noncontrolling interests	(20,856)								(20,856)
Adjust investment in subsidiaries for noncontrolling interest purchases	3,658		4,396				4,396		(738)
Other	57								57
Ending balance at Dec. 31, 2012	4,656,327	1,327	2,304,122	(750,099)	(8,132)	2,464,318	4,011,536	825	643,966
Add (Deduct)
Net income attributable to TDS shareholders	141,927					141,927	141,927
Net income attributable to noncontrolling interests classified as equity	24,661								24,661
Net unrealized gain (loss) on equity investments	51				51		51
Change in foreign currency translation adjustment	(34)				(34)		(34)
Changes related to retirement plan	7,546				7,546		7,546
TDS Common, Special Common and Series A Common Share dividends	(55,244)					(55,244)	(55,244)
TDS Preferred dividend requirement	(49)					(49)	(49)
U.S. Cellular dividends paid to noncontrolling public shareholders	(75,235)								(75,235)
Repurchase of Preferred Shares	(6)					(5)	(5)	(1)
Repurchase of shares	(9,692)			(9,692)			(9,692)
Dividend reinvestment plan	9,300		1,619	13,647		(5,966)	9,300
Incentive and compensation plans	10,090		655	24,790		(15,355)	10,090
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	(270)		(290)				(290)		20
Stock-based compensation awards	14,430		14,430				14,430
Tax windfall (shortfall) from stock awards	(1,311)		(1,311)				(1,311)
Distributions to noncontrolling interests	(3,576)								(3,576)
Adjust investment in subsidiaries for noncontrolling interest purchases	(5,048)		(10,418)				(10,418)		5,370
Deconsolidation of partnerships	(43,770)								(43,770)
Ending balance at Dec. 31, 2013	$ 4,670,097	$ 1,327	$ 2,308,807	$ (721,354)	$ (569)	$ 2,529,626	$ 4,117,837	$ 824	$ 551,436